Financial Instruments (Hierarchical Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 29,940	$ 14,143
Funded landfill post-closure costs, Fair Value	9,885	9,200
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of commodity swaps - assets	1,151	220
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	0	5
Fair value of foreign currency exchange agreements - assets	0	358
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	0	0
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	(4,099)
Fair value of interest rate swaps - liabilities	(3,754)	(1,492)
Fair value of foreign currency exchange agreements - liabilities	(80)	0
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	29,940	14,143
Funded landfill post-closure costs, Fair Value	9,885	9,200
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	0	5
Fair value of foreign currency exchange agreements - assets	0	358
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	(4,099)
Fair value of interest rate swaps - liabilities	(3,754)	(1,492)
Fair value of foreign currency exchange agreements - liabilities	(80)	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of commodity swaps - assets	1,151	220
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	$ 0	$ 0